Geographic Information - Summary of Revenue by Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 33,633	$ 27,725	$ 129,558	$ 77,845
Italy
Segment Reporting Information [Line Items]
Revenue	$ 14,608	$ 13,408	$ 60,165	$ 53,988
Italy | Geographic Concentration Risk | Revenue
Segment Reporting Information [Line Items]
Concentration risk percentage	43.40%	48.40%	46.40%	69.40%
India
Segment Reporting Information [Line Items]
Revenue	$ 8,893	$ 8,171	$ 35,162	$ 15,236
India | Geographic Concentration Risk | Revenue
Segment Reporting Information [Line Items]
Concentration risk percentage	26.40%	29.50%	27.10%	19.60%
Europe (excluding Italy)
Segment Reporting Information [Line Items]
Revenue	$ 2,573	$ 3,598	$ 15,686	$ 4,943
Europe (excluding Italy) | Geographic Concentration Risk | Revenue
Segment Reporting Information [Line Items]
Concentration risk percentage	7.70%	13.00%	12.10%	6.30%
United States
Segment Reporting Information [Line Items]
Revenue	$ 4,289	$ 1,692	$ 9,418	$ 2,247
United States | Geographic Concentration Risk | Revenue
Segment Reporting Information [Line Items]
Concentration risk percentage	12.80%	6.10%	7.30%	2.90%
Rest of the World
Segment Reporting Information [Line Items]
Revenue	$ 3,270	$ 856	$ 9,127	$ 1,431
Rest of the World | Geographic Concentration Risk | Revenue
Segment Reporting Information [Line Items]
Concentration risk percentage	9.70%	3.00%	7.10%	1.80%